DEBT (Narrative) (Details) (Motel 168 [Member], Secured Debt [Member])	0 Months Ended	12 Months Ended
	Sep. 26, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Sep. 26, 2011 USD ($)
Debt Disclosure [Line Items]
Secured credit facility, maximum borrowing capacity				$ 240,000,000
Interest rate of borrowing in addition to LIBOR				3.90%
Total upfront fee	91,617,000
Weighted average interest rate for borrowings		4.43%	4.22%
Loan period	4 years
Repayment of borrowing		$ 121,000,000